CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net Income (Loss)	$ 15,101	$ (171,328)	$ 50,033
Reconciliation of Net Loss to Net Cash Provided by Operating Activities
Depreciation Expense	50,421	68,352	67,834
Impairment Loss on Vessels	314	60,311	0
(Gain) / Loss on Disposal of Vessels	(6,005)	0	0
Change in Fair Value of Investment Securities	0	0	224
Drydock Expenditure	(8,215)	(7,318)	(21,045)
Amortization of Deferred Finance Costs	3,589	2,989	4,354
Share-based Compensation	476	339	285
Other, net	84	502	(810)
Changes in Operating Assets and Liabilities
Accounts Receivables	(11,100)	(3,025)	18,109
Inventory	(4,558)	(1,465)	3,068
Prepaid Expenses and Other Current Assets	(2,694)	286	(330)
Accounts Payable and Accrued Liabilities	230	11,743	(19,258)
Voyages in Progress	(13,509)	(5,844)	8,480
Net Cash Provided by / (Used In) Operating Activities	24,134	(44,458)	110,944
Cash Flows from Investing Activities
Investment in Vessels	(5,116)	(3,868)	(6,845)
Investment in Other Fixed Assets	0	(589)	(233)
Investment in Newbuilds	(90,301)	(13,270)	(11,000)
Sale of Vessels	81,074	14,262	0
Proceeds from Sale of Investment Securities	0	0	602
Net Cash (Used In) / Provided by Investing Activities	(14,343)	(3,465)	(17,476)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	49,096	80,051	20,713	$ 17,900
Proceeds from Borrowing Activities	0	0	29,300
Proceeds from Vessel Financing	88,000	0	0
Repayment of Vessel financing	(11,476)	(7,958)	(7,630)
Repayments on Borrowing Facility	(93,933)	(30,780)	(67,896)
Transaction Costs Borrowing Facilities	0	(1,100)	(320)
Dividends Distributed	(22,682)	(9,700)	(67,242)
Net Cash Provided by / (Used In) Financing Activities	9,005	30,513	(93,075)
Net Increase / (Decrease) in Cash, Cash Equivalents, and Restricted Cash	18,796	(17,410)	393
Cash, Cash Equivalents, and Restricted Cash at Beginning of Year	44,648	62,070	61,638
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(142)	(12)	39
Cash, Cash Equivalents, and Restricted Cash at End of Year	63,302	44,648	62,070	$ 61,638
Supplemental Disclosure of Cash Flow information
Cash and Cash Equivalents	59,583	34,739	57,847
Restricted cash	3,719	9,909	4,223
Cash Paid for Taxes	59	64	71
Cash Paid for Interest, Net of Amounts Capitalized	$ 23,455	$ 23,392	$ 27,128